New standards and interpretations (Details)	12 Months Ended
Dec. 31, 2022
I F R S 17 Insurance Contracts [Member]
IfrsStatementLineItems [Line Items]
Standard	IFRS 17 – Insurance Contracts (and Amendments)
Description	IFRS 4 – Insurance Contracts will be superseded by IFRS 17, which establishes, among other things, the requirements to be applied, by issuers of insurance and reinsurance contracts within the scope of the standard, and for reinsurance contracts held, in the recognition, measurement, presentation and disclosure of insurance and reinsurance contracts.
Effective on	Jan. 01, 2023
Amendments To I A S 1 And Practice Statement 2 [Member]
IfrsStatementLineItems [Line Items]
Standard	Disclosure of Accounting Policies – Amendments to IAS 1 and Practice Statement 2
Description	In place of the requirement to disclose significant accounting policies, the amendments to IAS 1 - Presentation of Financial Statements establish that accounting policies must be disclosed when they are material. Among other things, the amendment provides guidance for determining such materiality.
Effective on	Jan. 01, 2023
Amendments To I A S 8 [Member]
IfrsStatementLineItems [Line Items]
Standard	Definition of Accounting Estimates – Amendments to IAS 8
Description	According to the amendments to IAS 8, the definition of “change in accounting estimate” no longer exists. Instead, a definition was established for the term “accounting estimates”: monetary values in the financial statements that are subject to measurement uncertainty.
Effective on	Jan. 01, 2023
Amendments To I A S 12 [Member]
IfrsStatementLineItems [Line Items]
Standard	Deferred Tax related to Assets and Liabilities arising from a Single Transaction – Amendments to IAS 12
Description	The amendments have reduced the scope of the exemption from recognition of deferred tax assets and deferred tax liabilities described in paragraphs 15 and 24 of IAS 12 - Income Taxes, so that it no longer applies to transactions that, among other items, on initial recognition, give rise to equal taxable and deductible temporary differences.
Effective on	Jan. 01, 2023
Amendments To I F R S 16 [Member]
IfrsStatementLineItems [Line Items]
Standard	Lease Liability in a Sale and Leaseback - Amendments to IFRS 16
Description	The amendments add requirements that specify that the seller-lessee must subsequently measure the lease liability arising from the transfer of an asset - which meets the requirements of IFRS 15 to be accounted for as a sale - and sale and leaseback, so that no gain or loss is recognized related to the right of use retained in the transaction.
Effective on	Jan. 01, 2024
Amendments To I A S 1 [Member]
IfrsStatementLineItems [Line Items]
Standard	Classification of Liabilities as Current or Non-current /Non-current Liabilities with Covenants- Amendments to IAS 1
Description	The amendments establish that the liability should be classified as current when the entity does not have the right, at the end of the reporting period, to defer the settlement of the liability for at least twelve months after the reporting period. Among other guidelines, the amendments provide that the classification of a liability is not affected by the likelihood of exercising the right to defer the settlement of the liability. Additionally, according to the amendments, only covenants whose compliance is mandatory before or at the end of the reporting period should affect the classification of a liability as current or non-current. Additional disclosures are also required by the amendments, including information on non-current liabilities with restrictive clauses.
Effective on	Jan. 01, 2024